Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
19.	SUPPLEMENTAL CASH FLOW INFORMATION

The following table reconciles the net changes in non-cash working capital and other liabilities from the consolidated statements of financial position to the consolidated statement of cash flows:

($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Change in accounts receivable	$(9,769)	$(21,737)
Change in inventories	(5,650)	(1,083)
Change in prepaid expenses and deposits	(3,966)	290
Change in accounts payable and accrued liabilities	26,628	1,954
Change in income tax payable	-	(1,063)
	7,243	(21,639)
Other items impacting changes in non-cash working capital:
Withholding taxes on share units	(973)	(1,324)
Unrealized foreign exchange gain related to working capital	87	710
	6,357	(22,253)
Related to operating activities	(5,186)	(19,642)
Related to investing activities	11,543	(2,611)
Net change in non-cash working capital	$6,357	$(22,253)
Cash interest paid (included in operating activities)	$(51,329)	$(49,708)
Cash interest received (included in operating activities)	$3,078	$4,066